Income Taxes (Total Income Tax Recognized) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Income Taxes [Line Items]
Provision for income taxes	¥ 144,039	¥ 120,312	¥ 89,057
Income taxes on discontinued operations	0	0	166
Income taxes on other comprehensive income (loss):
Net unrealized gains (losses) on investment in securities	(6,293)	(6,003)	6,915
Defined benefit pension plans	2,582	(2,954)	(4,045)
Foreign currency translation adjustments	(8,576)	(2,921)	6,880
Net unrealized gains (losses) on derivative instruments	229	(1,696)	(255)
Direct adjustments to shareholders' equity	(1)	(2)	(734)
Total income taxes	¥ 131,980	¥ 106,736	¥ 97,984